Cash, Cash Equivalents and Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Amount of Cash and Cash Equivalents and Bank Deposits

As of December 31, 2012 and 2013, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2012	2013
	RMB	RMB

Cash and cash equivalents	371,256	361,146

Short-term time deposits with maturity over three months but within one year	237,100	184,440

Long-term time deposits with maturity between one and two years	20,000	40,256